Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

voya map plus npsm

Supplement Dated September 6, 2019

This supplement updates and amends certain information contained in your variable annuity contract prospectus and contract prospectus summary, each dated May 1, 2019, as amended. Please read it carefully and keep it with your contract prospectus and contract prospectus summary for future reference.

IMPORTANT INFORMATION ABOUT THE
ALLIANZGI NFJ DIVIDEND VALUE FUND AND THE

ALLIANZGI NFJ SMALL-CAP VALUE FUND

Allianz Global Investors U.S. LLC serves as the investment adviser for the AllianzGI NFJ Dividend Value Fund and the AllianzGI NFJ Small-Cap Value Fund (the “Funds”) and has assumed all responsibilities to the Funds which had been previously delegated to NFJ Investment Group LLC. Accordingly, all references in your contract prospectus and contract prospectus summary, as applicable, to “Allianz Global Investors Fund Management, LLC” as investment adviser and to “NFJ Investment Group LLC” as subadviser to the Funds are to be deleted and replaced with “Allianz Global Investors U.S. LLC.”

APPENDIX IV in your contract prospectus and contract prospectus summary is updated as follows:

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
AllianzGI NFJ Dividend Value Fund Investment Adviser: Allianz Global Investors U.S. LLC	Seeks long-term growth of capital and income.
AllianzGI NFJ Small-Cap Value Fund Investment Adviser: Allianz Global Investors U.S. LLC	Seeks long-term growth of capital and income.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at:

Customer Service

P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

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